Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of income before income taxes [Abstract]
U.S.	$ (230,975)	$ (4,043)	$ (12,498)
Foreign	572	658	1,142
Income (loss) before income taxes	(230,403)	(3,385)	(11,356)
Current provision (benefit):
Federal	296	(5,480)	(279)
State	85	(34)	(81)
Foreign	180	337	398
Total current provision	561	(5,177)	38
Deferred (benefit) provision:
Federal	48,257	5,179	(3,533)
State	884	(98)	(472)
Foreign	63	98	6
Total deferred (benefit) provision	49,204	5,179	(3,999)
Total provision for income taxes	49,765	2	(3,961)
Reconciliation of statutory U.S. federal income tax rate to effective income tax rate [Abstract]
Income tax provision at statutory rate	35.00%	35.00%	35.00%
State income taxes	3.20%	3.80%	4.80%
Change in valuation allowance	(51.90%)	(19.70%)	(0.80%)
Foreign income tax rate differences	0.00%	12.90%	3.50%
Other non-deductible expenses	(0.10%)	(6.10%)	(2.20%)
Transaction Costs	(0.80%)	(21.20%)	0.00%
Deferred Tax Write Off	9.30%	0.00%	0.00%
EffectiveTaxReconciliationGoodwillImpairment	(17.50%)	0.00%	0.00%
Other, net	1.20%	(4.80%)	(5.40%)
Total	(21.60%)	(0.10%)	34.90%
Deferred Tax Assets:
Net operating loss carryforwards	100,361	17,009
General business credit carryforward	3,181	734
Reserves and allowances	40,789	37,160
Stock-based compensation expense	7,852	7,256
Other	6,070	7,195
Convertible debt notes and conversion option	46,100	22,173
Valuation allowance	(134,263)	(14,248)
Total deferred tax assets	70,090	77,279
Deferred Tax Liabilities:
Depreciation	13,863	21,116
Intangible assets	9,071	2,828
Deferred Tax Liabilities, Derivatives	46,020	21,916
Other	10,136	8,219
Total deferred tax liabilities	79,090	54,079
Net deferred tax assets	$ (9,000)	$ 23,200